Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of cash flow statement [Abstract]
Changes in other operating activities
The following tables summarize other adjustments for non-cash income statement items, changes in operating working capital items and significant non-cash items:

Other operating activities	2018	2017
Adjustments for non-cash income statement items:
Share-based compensation expense	$2,957	$3,077
Loss on securities held	3,298	—
Gains on commodity and foreign currency contracts (Note 8)	(4,930)	(606)
Loss (gain) on derivatives (Note 8)	1,078	(64)
Loss on inventory	4,670	—
Share of income from associate and dilution gain (Note 13)	(13,679)	(2,052)
NRV adjustment for inventories	24,330	12,308
	$17,724	$12,663

Changes in non-cash working capital

Changes in non-cash operating working capital items:	2018	2017
Trade and other receivables	$6,256	$9,852
Inventories	(12,128)	10,898
Prepaid expenses	1,878	(3,096)
Accounts payable and accrued liabilities	8,053	2,569
Provisions	(8,320)	(8,514)
	$(4,261)	$11,709

Schedule of significant non-cash items

Significant non-cash items:	2018	2017
Assets acquired by finance lease	$7,028	$5,000
Share-based compensation issued to employees and directors	$1,879	$2,020
Shares issued as consideration for select Argentine projects (Note 11)	$—	$8,650

Cash and cash equivalents

Cash and Cash Equivalents	December 31, 2018	December 31, 2017
Cash in banks	$77,735	$160,001
Short-term money market investments	60,775	15,952
Cash and cash equivalents	$138,510	$175,953